Long-term Debt - Textual (Details)	1 Months Ended																3 Months Ended					12 Months Ended
	May 31, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Nov. 30, 2013 USD ($) d shares	Oct. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 shares	May 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013	Dec. 31, 2016 USD ($) d $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Oct. 31, 2015 USD ($)	Oct. 01, 2014 USD ($)	Sep. 22, 2014	Nov. 18, 2013 $ / shares	Sep. 11, 2012	Oct. 31, 2010 USD ($)
Debt Instrument [Line Items]
Loss on early extinguishment of debt																						$ 7,400,000	$ 22,400,000	$ 13,200,000
Senior secured leverage ratio maximum																						1.75
Repayments made on debt																						$ 202,100,000	$ 597,400,000	$ 302,600,000
Convertible senior subordinated notes (shares) | shares																						8,500,000	8,300,000	8,200,000
Capital Lease Obligations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Effective interest rate (percent)																						2.00%
Capital Lease Obligations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Effective interest rate (percent)																						11.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Redemption price, (percent)																						101.00%
Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Shares exchanged for convertible debt (shares) | shares													257,110
Convertible debt dividend rate (percent)													6.50%
Subsequent Event [Member]
Debt Instrument [Line Items]
Loss on early extinguishment of debt																	$ 10,400,000
Debt instrument conversion rate	27.2221 shares per $1,000 principal amount
Debt Conversion, Converted Instrument, Amount	$ 319,400,000
Conversion of preferred stock (shares) | shares	8,900,000
Stock Issued During Period, Shares, Conversion of Convertible Securities Due to Make-Whole Premium | shares	200,000
Convertible senior subordinated notes (shares) | shares																		8,600,000
Repayments of Debt	$ 600,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Repayments made on debt															$ 195,000,000	$ 45,000,000
5.75% Senior Notes Due 2025 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount						$ 350,000,000
Net proceeds for offering						$ 344,000,000
Debt instrument maturity date						Sep. 15, 2025
Effective interest rate (percent)						6.00%
Debt instrument interest rate (percent)				5.75%																5.75%		5.75%	5.75%
The Credit Agreement [Member]
Debt Instrument [Line Items]
Amounts outstanding under letter of credit facility																				$ 34,200,000		$ 33,300,000	$ 34,200,000
The Credit Agreement [Member] | Term Loan Facilities [Member]
Debt Instrument [Line Items]
Credit facility borrowing capacity																						500,000,000
Percentageof aggregate principal amount outstanding (percent)								1.25%
Commitment fee (percent)																				0.375%
Payment limit under the credit agreement's negative covenant																						$ 200,000,000
Proceeds from credit facility						$ 125,000,000				$ 375,000,000
Remaining capacity under credit facility																									$ 125,000,000
The Credit Agreement [Member] | Federal Funds Effective Swap Rate [Member] | Term Loan Facilities [Member]
Debt Instrument [Line Items]
Spread on variable rate (percent)																				0.50%
The Credit Agreement [Member] | LIBOR [Member] | Term Loan Facilities [Member]
Debt Instrument [Line Items]
Spread on variable rate (percent)																						2.00%
The Credit Agreement [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility borrowing capacity																						$ 260,000,000
The Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility borrowing capacity																						600,000,000
Amounts drawn under credit facility																				$ 130,000,000		$ 152,000,000	$ 130,000,000
Applicable interest rate under credit facility (percent)																				2.30%		2.70%	2.30%
Proceeds from credit facility										325,000,000
2014 Credit Agreement [Member] | Term Loan Facilities [Member]
Debt Instrument [Line Items]
Credit facility borrowing capacity										450,000,000														$ 450,000,000
Senior secured leverage ratio maximum																				4.25		1.75	4.25				1.75
Maximum leverage ratio under the financial covenants																						4.50
Amounts drawn under credit facility											$ 75,000,000
Repayments made on debt									$ 250,000,000
2014 Credit Agreement [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Credit facility borrowing capacity										260,000,000														260,000,000
2014 Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility borrowing capacity										$ 600,000,000														$ 600,000,000
7.25% and 7.75% Senior Notes due 2018 and 2022, Respectively [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Redemption price, (percent)													103.00%	103.00%
Aggregate principal amount																120,000,000														$ 525,000,000.0
Net proceeds for offering														$ 1,900,000		122,000,000
Repayments made on debt													$ 60,000,000	64,500,000
Principal amount of debt retired													58,100,000
7.25% Senior Notes Due 2018 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Redemption price, (percent)											103.625%
Aggregate principal amount																$ 60,000,000														275,000,000.0
Debt issue price as percentage of principal (percent)																103.25%
Repayments made on debt											$ 281,000,000			33,500,000
Debt redeemed											$ 271,400,000		30,200,000
Debt instrument maturity date											Oct. 01, 2018
Effective interest rate (percent)											7.50%
5.75% Senior Notes Due 2024 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount							$ 350,000,000		$ 400,000,000			$ 175,000,000			275,000,000											$ 175,000,000
Debt issue price as percentage of principal (percent)							100.50%		102.00%			103.625%
Net proceeds for offering							$ 351,000,000		$ 406,000,000			$ 182,000,000			$ 270,000,000
Debt instrument maturity date																					Nov. 01, 2024
Effective interest rate (percent)																													5.80%
Debt instrument interest rate (percent)																				5.75%		5.75%	5.75%						5.75%
7.75% Senior Notes Due 2022 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Redemption price, (percent)		102.583%			103.875%					103.00%									103.875%
Aggregate principal amount																$ 60,000,000														$ 250,000,000.0
Debt issue price as percentage of principal (percent)																103.50%
Repayments made on debt		$ 78,000,000			$ 52,000,000					$ 26,000,000				$ 31,000,000					$ 104,000,000
Debt redeemed		$ 76,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000					$ 25,100,000			$ 27,900,000
Effective interest rate (percent)		7.90%
5.125% Senior Notes Due 2023 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 300,000,000
Net proceeds for offering								$ 295,000,000
Effective interest rate (percent)								5.40%
Debt instrument interest rate (percent)				5.125%																5.125%		5.125%	5.125%
Senior Notes; Due 2020 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Redemption price, (percent)								104.063%
Repayments made on debt								$ 302,000,000
Debt redeemed								$ 290,000,000
2.00% Convertible Senior Subordinated Notes due 2043 [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Redemption price, (percent)													100.00%
Aggregate principal amount													$ 320,000,000
Debt instrument maturity date													Dec. 01, 2043
Effective interest rate (percent)																												6.00%
Debt instrument interest rate (percent)																				2.00%		2.00%	2.00%					2.00%
Contingent principal and interest arrangement													Beginning with the six-month period starting December 1, 2018, contingent interest is payable, in addition to regular interest, if the trading price of the Convertible Notes for each of the five trading days ending two trading days prior to any six-month contingent interest period is equal to or greater than $1,200. The amount of contingent interest payable per $1,000 principal amount of the Convertible Notes in respect of any contingent interest period is equal to 0.25% of the average trading price of the Convertible Notes during the specified measurement period.
Debt instrument conversion rate													25.2194 shares per $1,000 principal amount									26.9106 for each $1,000 principal amount
Debt instrument conversion price (dollars per share) | $ / shares																						$ 37.16						$ 39.652
Number of consecutive trading days													30 days									5 days
Number of trading days | d													20									2
Convertible notes trading price | $ / shares																						$ 1,200
Volume weighted-average price per share ratio (percent)													120.00%									0.25%